Leases - Schedule of Future Minimum Lease Receivables Leases to Third-Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Operating Leased Assets [Line Items]
2021	$ 12,384	$ 9,337
Eaglewood A L F
Operating Leased Assets [Line Items]
Operator Affiliation	Aspire
Initial Lease Term, Commencement Date	Dec. 01, 2018
Leases expiration date	Nov. 30, 2028
2021	$ 630
Eaglewood Care Center
Operating Leased Assets [Line Items]
Operator Affiliation	Aspire
Initial Lease Term, Commencement Date	Dec. 01, 2018
Leases expiration date	Nov. 30, 2028
2021	$ 441
Hearth And Care Of Greenfield
Operating Leased Assets [Line Items]
Operator Affiliation	Aspire
Initial Lease Term, Commencement Date	Dec. 01, 2018
Leases expiration date	Nov. 30, 2023
2021	$ 223
Southland Healthcare
Operating Leased Assets [Line Items]
Operator Affiliation	Beacon Health Management
Initial Lease Term, Commencement Date	Nov. 01, 2014
Leases expiration date	Oct. 31, 2024
2021	$ 990
The Pavilion Care Center
Operating Leased Assets [Line Items]
Operator Affiliation	Aspire
Initial Lease Term, Commencement Date	Dec. 01, 2018
Leases expiration date	Nov. 30, 2028
2021	$ 231
Autumn Breeze Facility
Operating Leased Assets [Line Items]
Operator Affiliation	C.R. Management
Initial Lease Term, Commencement Date	Sep. 30, 2015
Leases expiration date	Sep. 30, 2025
2021	$ 916
Coosa Valley Health Care
Operating Leased Assets [Line Items]
Operator Affiliation	C.R. Management
Initial Lease Term, Commencement Date	Dec. 01, 2014
Leases expiration date	Aug. 31, 2030
2021	$ 1,021
Glenvue Health And Rehabilitation
Operating Leased Assets [Line Items]
Operator Affiliation	C.R. Management
Initial Lease Term, Commencement Date	Jul. 01, 2015
Leases expiration date	Jun. 30, 2025
2021	$ 1,341
Meadowood
Operating Leased Assets [Line Items]
Operator Affiliation	C.R. Management
Initial Lease Term, Commencement Date	May 01, 2017
Leases expiration date	Aug. 31, 2030
2021	$ 484
Georgetown Health
Operating Leased Assets [Line Items]
Operator Affiliation	Symmetry Healthcare
Initial Lease Term, Commencement Date	Apr. 01, 2015
Leases expiration date	Mar. 31, 2030
2021	$ 347
Mountain Trace Rehab
Operating Leased Assets [Line Items]
Operator Affiliation	Vero Health Management
Initial Lease Term, Commencement Date	Mar. 01, 2019
Leases expiration date	Feb. 28, 2029
2021	$ 502
Sumter Valley Nursing And Rehab
Operating Leased Assets [Line Items]
Operator Affiliation	Symmetry Healthcare
Initial Lease Term, Commencement Date	Apr. 01, 2015
Leases expiration date	Mar. 31, 2030
2021	$ 643
Owned Facilities
Operating Leased Assets [Line Items]
2021	$ 7,769
Covington Care Center
Operating Leased Assets [Line Items]
Operator Affiliation	Aspire
Initial Lease Term, Commencement Date	Dec. 01, 2018
Leases expiration date	Nov. 30, 2028
2021	$ 528
Lumber City Facility
Operating Leased Assets [Line Items]
Operator Affiliation	Beacon Health Management
Initial Lease Term, Commencement Date	Nov. 01, 2014
Leases expiration date	Aug. 31, 2027
2021	$ 959
La Grange Facility
Operating Leased Assets [Line Items]
Operator Affiliation	C.R. Management
Initial Lease Term, Commencement Date	Apr. 01, 2015
Leases expiration date	Aug. 31, 2027
2021	$ 1,174
Thomasville Nursing And Rehabilitation
Operating Leased Assets [Line Items]
Operator Affiliation	C.R. Management
Initial Lease Term, Commencement Date	Jul. 01, 2014
Leases expiration date	Aug. 31, 2027
2021	$ 371
Jeffersonville
Operating Leased Assets [Line Items]
Operator Affiliation	Peach Health
Initial Lease Term, Commencement Date	Jun. 18, 2016
Leases expiration date	Aug. 31, 2027
2021	$ 771
Oceanside
Operating Leased Assets [Line Items]
Operator Affiliation	Peach Health
Initial Lease Term, Commencement Date	Jul. 13, 2016
Leases expiration date	Aug. 31, 2027
2021	$ 525
Savannah Beach
Operating Leased Assets [Line Items]
Operator Affiliation	Peach Health
Initial Lease Term, Commencement Date	Jul. 13, 2016
Leases expiration date	Aug. 31, 2027
2021	$ 287
Powder Springs Facility
Operating Leased Assets [Line Items]
Operator Affiliation	Empire
Initial Lease Term, Commencement Date	Jan. 01, 2021
Leases expiration date	Aug. 01, 2027
Tara
Operating Leased Assets [Line Items]
Operator Affiliation	Regional Health Properties
Leased Facilities
Operating Leased Assets [Line Items]
2021	$ 4,615